Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Jessica D. Burt

202.419.8409

jburt@stradley.com

1933 Act Rule 497(c)

1933 Act File No. 333-40455

1940 Act File No. 811-08495

March 21, 2017

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Mutual Funds (the “Registrant”)
File Nos. 333-40455 and 811-08495
Rule 497(c) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated February 28, 2017, relating to the Nationwide Investor Destinations Aggressive Fund, Nationwide Investor Destinations Moderately Aggressive Fund, Nationwide Investor Destinations Moderate Fund, Nationwide Investor Destinations Moderately Conservative Fund, and Nationwide Investor Destinations Conservative Fund, each a series of the Registrant, as filed with the U.S. Securities and Exchange Commission via the EDGAR system on February 24, 2017 (SEC Accession No. 0001193125-17-055629).

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/Jessica D. Burt
Jessica D. Burt, Esquire

A Pennsylvania Limited Liability Partnership